Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the compensation provided to our NEOs and certain measures of Company performance in the years ended December 31, 2022 and 2021, for services to the Company in all capacities.

	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA ($) (6)
Fiscal Year					Total Shareholder Return ($) (4)	Peer Group Index Total Shareholder Return ($) (5)
2022	19,068,011	(166,119,004)	13,975,572	(22,087,622)	89.44	59.17	321,664,000	1,163,528,000
2021	308,177,233	386,056,984	48,778,270	74,807,724	138.45	105.78	(467,479,000)	880,316,000

(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Seth Krauss
2021	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Christian Muirhead

(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(293,746,113)	(41,797,020)	—	(6,196,764)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	380,661,677	52,259,552	—	2,943,090
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	38,505,145	3,251,466	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,278,021	—	(167,272,426)	(33,210,236)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	37,077,426	8,028,197	(17,914,589)	(1,648,880)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(103,124,000)	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	13,227,595	4,287,258	—	2,049,596

Total Adjustments	77,879,751	26,029,454	(185,187,015)	(36,063,194)

(3)
The fair values of restricted stock units and stock options included in the CAP to our PEO and the Average CAP to our
Non-PEO
NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form
10-K
for the year ended December 31, 2022. Any changes to the fair values of our time-vesting restricted stock units from the grant date (for current year grants) and from prior year-end
(for prior year grants) are based on our updated stock

price at the respective measurement dates. Any changes to the fair values of our performance-vesting restricted stock units from prior year-end
are based on an updated Monte Carlo simulation model, which utilizes multiple input variables, including expected volatility of our stock price, the risk-free interest rate and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for such award. Any changes to the stock option fair values are based an updated Black-Scholes valuation, which utilizes multiple input variables, including expected volatility of our stock price, the risk-free interest rate and expected life. For all years presented, the meaningful increases or decreases in the year-end
restricted stock unit and stock option fair value from the fair value on the grant date were affected significantly by changes in the stock price. For additional information on the assumptions used to calculate the valuation of the awards, see the notes to our audited consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

(4)	TSR measured from April 29, 2021, our first trading day on the NYSE.

(5)
The values disclosed represent the measurement period value of an initial fixed investment of $100 on April 29, 2021 in the S&P 500 Media and Entertainment Industry Group Index valued on December 31, 2021 and then valued again on December 31, 2022 (assuming reinvestment of dividends).

(6)
The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is a non-GAAP
measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Seth Krauss
2021	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Christian Muirhead

Peer Group Issuers, Footnote [Text Block]	The values disclosed represent the measurement period value of an initial fixed investment of $100 on April 29, 2021 in the S&P 500 Media and Entertainment Industry Group Index valued on December 31, 2021 and then valued again on December 31, 2022 (assuming reinvestment of dividends).
PEO Total Compensation Amount	$ 19,068,011	$ 308,177,233
PEO Actually Paid Compensation Amount	$ (166,119,004)	386,056,984
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(293,746,113)	(41,797,020)	—	(6,196,764)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	380,661,677	52,259,552	—	2,943,090
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	38,505,145	3,251,466	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,278,021	—	(167,272,426)	(33,210,236)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	37,077,426	8,028,197	(17,914,589)	(1,648,880)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(103,124,000)	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	13,227,595	4,287,258	—	2,049,596

Total Adjustments	77,879,751	26,029,454	(185,187,015)	(36,063,194)

Non-PEO NEO Average Total Compensation Amount	$ 13,975,572	48,778,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ (22,087,622)	74,807,724
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(293,746,113)	(41,797,020)	—	(6,196,764)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	380,661,677	52,259,552	—	2,943,090
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	38,505,145	3,251,466	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,278,021	—	(167,272,426)	(33,210,236)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	37,077,426	8,028,197	(17,914,589)	(1,648,880)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(103,124,000)	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	13,227,595	4,287,258	—	2,049,596

Total Adjustments	77,879,751	26,029,454	(185,187,015)	(36,063,194)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below provides a comparison between (i) the total stockholder return of the Company and of the S&P 500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on April 29, 2021 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021 and 2022.

	April 29, 2021	FY 2021	FY 2022
Company TSR	$100	$138	$89
S&P 500 Media and Entertainment Index TSR	$100	$106	$59
PEO Compensation Actually Paid (in millions)	—	$386	($166)
Avg. non-PEO NEO Compensation Actually Paid (in millions)	—	$75	($22)

Compensation Actually Paid vs. Net Income [Text Block]
The chart below provides a comparison between (i) the Company’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021 and 2022.

	FY 2021	FY 2022
Net Income (in millions)	($467)	$322
PEO Compensation Actually Paid (in millions)	$386	($166)
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$75	($22)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The chart below provides a comparison between (i) the Company’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021 and 2022.

	FY 2021	FY 2022
Adjusted EBITDA (in millions) (1)	$880	$1,164
PEO Compensation Actually Paid (in millions)	$386	($166)
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$75	($22)

(1)
Adjusted EBITDA is a
non-GAAP
measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A.

Total Shareholder Return Vs Peer Group [Text Block]
The chart below provides a comparison between (i) the total stockholder return of the Company and of the S&P 500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on April 29, 2021 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021 and 2022.

	April 29, 2021	FY 2021	FY 2022
Company TSR	$100	$138	$89
S&P 500 Media and Entertainment Index TSR	$100	$106	$59
PEO Compensation Actually Paid (in millions)	—	$386	($166)
Avg. non-PEO NEO Compensation Actually Paid (in millions)	—	$75	($22)

Tabular List [Table Text Block]
2022 Pay Versus Performance Tabular List
As required by Item 402(v) of Regulation

S-K,

we are providing the following information regarding the performance measure that we believe represents the most important financial performance measure used by us to link CAP to our NEOs for the fiscal year ended December 31, 2022. Such performance measure represented the only financial performance measure that was used by the company to link compensation actually paid to our named executive officers, for fiscal year 2022, to company performance.

Performance measure
Adjusted EBITDA

Total Shareholder Return Amount	$ 89.44	138.45
Peer Group Total Shareholder Return Amount	59.17	105.78
Net Income (Loss)	$ 321,664,000	$ (467,479,000)
Company Selected Measure Amount	1,163,528,000	880,316,000
PEO Name	Ariel Emanuel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is a non-GAAP
	measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A.
PEO [Member] | Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (293,746,113)
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		380,661,677
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,505,145
PEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (167,272,426)	5,278,021
PEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,914,589)	37,077,426
PEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(103,124,000)
PEO [Member] | Incremental Fair Value of Options Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,227,595
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(185,187,015)	77,879,751
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,196,764)	(41,797,020)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,943,090	52,259,552
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,251,466
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,210,236)
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,648,880)	8,028,197
Non-PEO NEO [Member] | Incremental Fair Value of Options Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,049,596	4,287,258
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (36,063,194)	$ 26,029,454